Income Taxes (Details) - Schedule of Components of Income Tax - Income Tax Provision [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Components of Income Tax [Line Items]
Current income tax provision	$ 124,419	$ 218,962	$ 1,205,276
Deferred income tax expense(benefit)		455,602	(334,045)
Total	$ 124,419	$ 674,564	$ 871,231